UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003
                                                ----------------------------

Check here if Amendment [  ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CCGrowth Investments, L.P.
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Address:   99 High Street

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           Boston, Massachusettes 02110
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Form 13F File Number:
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald V. Dougherty

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Title:     President

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Phone:     (617) 848-4100
           --------------------------------------------------

Signature, Place, and Date of Signing:


       /s/ Donald V. Dougherty   Boston, Massachusetts        May 14, 2003
         [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  0
                                               -------------

Form 13F Information Table Entry Total:             33
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Form 13F Information Table Value Total:         $161,280
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                                                (thousands)


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

CCGROWTH INVESTMENTS LP
3/31/03


                                                                                                     Investment        Voting
Investment Description         Title of Class  Symbol      Cusip        Market Value      Quantity   Discretion     Authority-SOLE
BEAZER HOMES USA INC COM                         BZH       07556Q105   $  2,093,871.24     35,604.00    Sole            35,604
CVS CORP COM                                     CVS       126650100   $    837,135.00     35,100.00    Sole            35,100
CENDANT CORP CALL                    common      CD        151313103   $  1,270,000.00    100,000.00    Sole           100,000
CHEVRONTEXACO CORP COM                           CVX       166764100   $ 32,376,913.95    500,803.00    Sole           500,803
CLOROX CO DEL COM                                CLX       189054109   $    867,996.00     18,800.00    Sole            18,800
CONSTELLATION ENERGY GROUP I COM     common      CEG       210371100   $  2,171,259.00     78,300.00    Sole            78,300
CONVERIUM HLDG AG SPONSORED ADR                  CHR       21248N107   $  2,863,791.00    136,371.00    Sole           136,371
COORS ADOLPH CO CL B                 common      RKY       217016104   $ 29,100,000.00    600,000.00    Sole           600,000
CURATIVE HEALTH SVCS INC COM                     CURE      231264102   $  1,022,220.92     59,849.00    Sole            59,849
D R HORTON INC COM                   common      DHI       23331A109   $  1,920,000.00    100,000.00    Sole           100,000
EMULEX CORP COM NEW                  common      ELX       292475209   $  3,025,700.00    158,000.00    Sole           158,000
FARGO ELECTRONICS INC COM            common      FRGO      30744P102   $  1,010,453.07     98,967.00    Sole            98,967
FIDELITY NATIONAL SOLTNS INC COM     common      FNIS      31620P109   $    707,081.16     39,903.00    Sole            39,903
FOOT LOCKER INC COM                  common      Z         344849104   $  1,334,161.60    124,688.00    Sole           124,688
HALLIBURTON CO COM                   common      HAL       406216101   $  2,068,750.35     99,795.00    Sole            99,795
HARRAHS ENTMT INC COM                common      HET       413619107   $  3,259,410.00     91,300.00    Sole            91,300
KIMBERLY CLARK CORP COM                          KMB       494368103   $ 23,222,650.02    510,837.00    Sole           510,837
MBIA INC COM                                     MBI       55262C100   $    676,200.00     17,500.00    Sole            17,500
MBNA CORP COM                        common      KRB       55262L100   $  1,501,914.75     99,795.00    Sole            99,795
MERITAGE CORP COM                    common      MTH       59001A102   $  1,663,892.72     49,624.00    Sole            49,624
PFIZER INC COM                       common      PFE       717081103   $  9,348,000.00    300,000.00    Sole           300,000
PIONEER NAT RES CO COM               common      PXD       723787107   $  1,255,000.00     50,000.00    Sole            50,000
PLAYTEX PRODS INC COM                            PYX       72813P100   $  1,447,237.48    179,558.00    Sole           179,558
PROVIDIAN FINL CORP COM              common      PVN       74406A102   $    643,024.32     98,022.00    Sole            98,022
RYLAND GROUP INC COM                 common      RYL       783764103   $  5,053,230.00    117,000.00    Sole           117,000
SYMANTEC CORP COM                    common      SYMC      871503108   $  7,836,000.00    200,000.00    Sole           200,000
ACE LTD ORD                                      ACE       G0070K103   $  4,342,500.00    150,000.00    Sole           150,000
AMDOCS LTD                                       DOX       G02602103   $  1,325,954.88     99,846.00    Sole            99,846
EVEREST RE GROUP LTD COM             common      RE        G3223R108   $    924,456.39     16,159.00    Sole            16,159
IPC HLDS LTD ORD                     common      IPCR      G4933P101   $  1,487,800.05     49,445.00    Sole            49,445
PARTNERRE LTD COM                                PRE       G6852T105   $  5,025,000.00    100,000.00    Sole           100,000
RENAISSANCE RE HLDGS LTD                         RNR       G7496G103   $  4,238,531.55    105,831.00    Sole           105,831
CONOCOPHILLIPS COM                   common      COP       20825C104   $  5,360,000.00    100,000.00    Sole           100,000

                                                                       $161,280,135.45                               4,521,097

                                                                                     # of securities            33
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